Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Analysis of income and expense [abstract]
Personnel expenses	$ 6,041	$ 6,692	$ 18,262	$ 19,654
Depreciation and amortization	2,183	2,148	6,669	3,862
Depreciation of right-of-use assets	524	364	1,497	940
Taxes and dues	7,819	4,808	19,525	13,090
Fees and commissions	25,807	31,573	81,963	86,828
Advertising expenses	12,369	13,319	39,218	37,301
Other expenses	2,022	1,937	6,024	5,517
Total	$ 56,765	$ 60,841	$ 173,158	$ 167,192